ACQUISITION AND DISPOSITIONS - DISPOSITIONS (Details) CAD in Millions, $ in Millions			3 Months Ended		6 Months Ended
	Mar. 01, 2017 USD ($)	Mar. 01, 2017 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Jun. 30, 2017 CAD
DISPOSITIONS
Gain on disposal				CAD 69	CAD 83
Disposed of by sale, not discontinued operations | Sandpiper Project
DISPOSITIONS
Cash proceeds			$ 97	130
Gain on disposal			$ 52	CAD 69
Disposed of by sale, not discontinued operations | Assets of Ozark Pipeline
DISPOSITIONS
Cash proceeds	$ 219	CAD 294
Gain on disposal	$ 10	CAD 14